Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2017
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Amounts Due From and To CNPC and its Fellow Subsidiaries, Associates and Joint Ventures of the Group
•	Amounts due from and to CNPC and its fellow subsidiaries, associates and joint ventures of the Group included in the following accounts captions are summarized as follows:

	December 31, 2017	December 31, 2016
	RMB	RMB
Accounts receivable	10,219	6,657
Prepayments and other receivables	8,987	9,123
Other current assets	5,794	4,486
Other non-current assets	14,848	11,084
Accounts payable and accrued liabilities	66,001	64,772
Other non-current liabilities	3,053	3,755

Key Management Compensation

Key management compensation

	Year End December 31,
	2017	2016	2015
	RMB’000	RMB’000	RMB’000
Emoluments and other benefits	11,779	12,549	11,256
Contribution to retirement benefit scheme	1,645	1,712	1,915

	13,424	14,261	13,171